SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Schedule of respective information by segment

For the
period
from
March 18,
2025
(inception)
through
December 31,
2025
General and administrative expenses	$15,671
Total operating expenses	(15,671)
Income tax expense	—
Net loss	$(15,671)

SL BIO LTD
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Schedule of respective information by segment

For the year ended December 31, 2025:

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$2,197,249	$—	$—	$—	$2,197,249
Cost of revenue	(1,422,187)	—	—	—	(1,422,187)
Gross profit	775,062	—	—	—	775,062
Operating expenses	792,443	512,041	1,856,981	1,451,085	4,612,550
Operating loss	(17,381)	(512,041)	(1,856,981)	(1,451,085)	(3,837,488)
Other income (expenses), net	(1,445)	—	—	19,111	17,666
Loss before income tax	(18,826)	(512,041)	(1,856,981)	(1,431,974)	(3,819,822)

As of December 31, 2025
Identifiable long-lived assets	13,938	—	—	447,280	461,218
Total assets	749,864	—	—	2,067,316	2,817,180

For the year ended December 31, 2024:

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$3,363,603	$—	$—	$—	$3,363,603
Cost of revenue	(1,430,842)	—	—	—	(1,430,842)
Gross profit	1,932,761	—	—	—	1,932,761
Operating expenses	702,651	1,070,441	964,823	390,957	3,128,872
Operating income (loss)	1,230,110	(1,070,441)	(964,823)	(390,957)	(1,196,111)
Other income (expenses), net	26,437	—	—	35,976	62,413
Income (loss) before income tax	1,256,547	(1,070,441)	(964,823)	(354,981)	(1,133,698)